ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Accounts receivable	36,616	37,008
Less: Allowance for doubtful accounts	(19,677)	(11,406)
Accounts receivable, net	16,939	25,602